STOCK OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Exercise Prices in Related to Market Price (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Lower Than Market Price [Member]
STOCK OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Exercise Prices in Related to Market Price [Line Items]
Exercise price
Equal to Market Price [Member]
STOCK OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Exercise Prices in Related to Market Price [Line Items]
Exercise price
Exceeded Market Price [Member]
STOCK OPTIONS (Details) - Schedule of Share-based Payment Award, Stock Options, Exercise Prices in Related to Market Price [Line Items]
Exercise price	$ 2.07